Operating Expenses - Schedule of Cost of Equipment Sales Included in the Cost of Sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Expenses - Schedule of Cost of Equipment Sales Included in the Cost of Sales (Details) [Line Items]
Cost of equipment sale	$ 4,093	$ 7,546	$ 26,273